OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 4,859	$ 5,270
Accrued income	2,152	7,005
Prepaid expenses	7,888	2,487
Other receivables	1,428	2,278
Total other current assets	$ 16,327	$ 17,040